Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Financial Services Portfolio

May 31, 2021

FIN-QTLY-0721
1.802171.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Banks - 34.4%
Diversified Banks - 17.2%
Bank of America Corp.	983,400	$41,686,326
Citigroup, Inc.	575,600	45,305,476
Piraeus Financial Holdings SA (a)	380,900	697,197
U.S. Bancorp	381,800	23,205,804
Wells Fargo & Co.	969,690	45,303,917
		156,198,720
Regional Banks - 17.2%
Ameris Bancorp	77,200	4,241,368
Associated Banc-Corp.	212,100	4,876,179
Bank OZK	185,300	7,914,163
BOK Financial Corp.	59,700	5,435,088
Cadence Bancorp Class A	331,400	7,416,732
East West Bancorp, Inc.	74,100	5,541,198
First Horizon National Corp.	584,800	11,152,136
First Interstate Bancsystem, Inc.	77,400	3,643,218
Great Western Bancorp, Inc.	81,700	2,733,682
Heartland Financial U.S.A., Inc.	99,000	4,925,250
Huntington Bancshares, Inc.	986,800	15,650,648
KeyCorp	401,100	9,241,344
M&T Bank Corp.	72,300	11,617,887
PacWest Bancorp	122,200	5,519,774
Peoples United Financial, Inc.	210,900	3,988,119
PNC Financial Services Group, Inc.	123,400	24,023,512
Signature Bank	56,500	14,110,875
WesBanco, Inc.	130,800	5,090,736
Wintrust Financial Corp.	120,800	9,714,736
		156,836,645

TOTAL BANKS		313,035,365

Capital Markets - 20.6%
Asset Management & Custody Banks - 11.2%
Affiliated Managers Group, Inc.	56,800	9,315,200
AllianceBernstein Holding LP	243,073	10,945,577
Bank of New York Mellon Corp.	429,700	22,378,776
Brookfield Asset Management, Inc. Class A (b)	247,100	12,439,014
Carlyle Group LP	250,800	10,944,912
Northern Trust Corp.	38,800	4,702,172
Patria Investments Ltd.	406,800	6,878,988
State Street Corp.	277,700	24,154,346
		101,758,985
Financial Exchanges & Data - 2.1%
Bolsa Mexicana de Valores S.A.B. de CV	2,409,900	5,398,621
Cboe Global Markets, Inc.	125,600	13,979,280
		19,377,901
Investment Banking & Brokerage - 7.3%
Lazard Ltd. Class A	238,700	11,261,866
Morgan Stanley	442,200	40,218,090
Raymond James Financial, Inc.	75,300	9,984,027
Virtu Financial, Inc. Class A (b)	165,700	5,045,565
		66,509,548

TOTAL CAPITAL MARKETS		187,646,434

Consumer Finance - 9.5%
Consumer Finance - 9.5%
American Express Co.	241,200	38,623,356
Capital One Financial Corp.	237,300	38,153,094
OneMain Holdings, Inc.	169,500	9,803,880
		86,580,330
Diversified Financial Services - 0.9%
Multi-Sector Holdings - 0.9%
Cannae Holdings, Inc. (a)	234,690	8,413,637
Insurance - 24.6%
Insurance Brokers - 3.9%
Arthur J. Gallagher & Co.	141,300	20,715,993
Willis Towers Watson PLC	57,469	15,020,098
		35,736,091
Life & Health Insurance - 2.7%
CNO Financial Group, Inc.	258,900	6,876,384
MetLife, Inc.	202,100	13,209,256
Primerica, Inc.	28,400	4,606,764
		24,692,404
Multi-Line Insurance - 6.0%
American Financial Group, Inc.	102,800	13,678,568
American International Group, Inc.	291,400	15,397,576
Assurant, Inc.	79,400	12,795,310
Hartford Financial Services Group, Inc.	191,600	12,521,060
		54,392,514
Property & Casualty Insurance - 8.7%
Chubb Ltd.	97,000	16,489,030
First American Financial Corp.	173,900	11,183,509
Hiscox Ltd. (a)	606,800	6,753,062
Kemper Corp.	65,600	4,911,472
Old Republic International Corp.	317,000	8,324,420
The Travelers Companies, Inc.	195,800	31,269,260
		78,930,753
Reinsurance - 3.3%
Reinsurance Group of America, Inc.	137,100	17,278,713
RenaissanceRe Holdings Ltd.	82,900	12,776,548
		30,055,261

TOTAL INSURANCE		223,807,023

IT Services - 1.8%
Data Processing & Outsourced Services - 1.8%
Computer Services, Inc.	32,281	1,936,860
Fidelity National Information Services, Inc.	44,000	6,555,120
Visa, Inc. Class A	36,800	8,364,640
		16,856,620
Professional Services - 2.6%
Research & Consulting Services - 2.6%
Dun & Bradstreet Holdings, Inc. (a)	532,500	11,432,775
Equifax, Inc.	51,800	12,175,072
		23,607,847
Thrifts & Mortgage Finance - 4.6%
Thrifts & Mortgage Finance - 4.6%
Essent Group Ltd.	314,000	15,021,760
MGIC Investment Corp.	1,041,000	15,323,520
NMI Holdings, Inc. (a)	418,000	10,111,420
Radian Group, Inc.	59,700	1,393,995
		41,850,695
TOTAL COMMON STOCKS
(Cost $653,064,323)		901,797,951

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.03% (c)	9,063,682	9,065,495
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	6,239,576	6,240,200
TOTAL MONEY MARKET FUNDS
(Cost $15,305,695)		15,305,695
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $668,370,018)		917,103,646
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,052,392)
NET ASSETS - 100%		$911,051,254

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$801
Fidelity Securities Lending Cash Central Fund	954
Total	$1,755

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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